Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash and cash equivalents

	2025	2024
Cash at bank and on hand	202,506	137,294
Short-term bank deposits	180,644	73,950
	383,150	211,244